Intangible assets, net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Intangible assets, net
Weighted-Average Amortization Period (in years)	9 years 3 months 18 days	9 years 4 months 24 days
Gross Carrying Amount		¥ 12,653,445,000			¥ 12,833,751,000
Accumulated Amortization		(4,186,079,000)			(5,984,325,000)
Impairment Amount		(156,709,000)			(156,709,000)
Net Carrying Amount		8,310,657,000		$ 1,028,652	6,692,717,000
Amortization expenses	¥ 1,798,246,000	1,620,675,000	¥ 1,449,652,000
Intangible assets impairment charge recorded	¥ 0	¥ 0	¥ 156,709,000
Amortization expenses related to the intangible assets for future periods
2018					1,823,387,000
2019					903,045,000
2020					599,535,000
2021					595,022,000
2022					439,736,000
2023 and thereafter					2,331,992,000
Strategic Cooperation Agreement
Intangible assets, net
Weighted-Average Amortization Period (in years)	5 years	5 years
Gross Carrying Amount		¥ 6,075,289,000			6,075,289,000
Accumulated Amortization		(3,348,899,000)			(4,563,957,000)
Net Carrying Amount		¥ 2,726,390,000			1,511,332,000
Non-compete Agreement
Intangible assets, net
Weighted-Average Amortization Period (in years)	8 years	8 years
Gross Carrying Amount		¥ 2,467,005,000			2,467,005,000
Accumulated Amortization		(576,654,000)			(885,390,000)
Net Carrying Amount		¥ 1,890,351,000			1,581,615,000
Technology
Intangible assets, net
Weighted-Average Amortization Period (in years)	6 years 6 months	6 years 8 months 12 days
Gross Carrying Amount		¥ 682,685,000			754,560,000
Accumulated Amortization		(85,168,000)			(168,051,000)
Impairment Amount		(69,922,000)			(69,922,000)
Net Carrying Amount		¥ 527,595,000			516,587,000
Domain names and trademark
Intangible assets, net
Weighted-Average Amortization Period (in years)	19 years 6 months	19 years 7 months 6 days
Gross Carrying Amount		¥ 3,224,832,000			3,250,789,000
Accumulated Amortization		(112,173,000)			(278,372,000)
Impairment Amount		(27,124,000)			(27,124,000)
Net Carrying Amount		¥ 3,085,535,000			2,945,293,000
Others
Intangible assets, net
Weighted-Average Amortization Period (in years)	5 years 7 months 6 days	6 years 2 months 12 days
Gross Carrying Amount		¥ 203,634,000			286,108,000
Accumulated Amortization		(63,185,000)			(88,555,000)
Impairment Amount		(59,663,000)			(59,663,000)
Net Carrying Amount		¥ 80,786,000			¥ 137,890,000